As filed May 12, 2021                                                                                                         Securities Act Registration No. 333-132541

Investment Company Act Registration No. 811-21872

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☐

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 479 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT ☐

OF 1940

Amendment No. 480 ☒

(Check appropriate box or boxes.)

Mutual Fund Series Trust - File Nos. 333-132541 and 811-21872

(Exact Name of Registrant as Specified in Charter)

4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (402) 895-1600

CT CORPORATION SYSTEM

1300 EAST NINTH STREET

CLEVELAND, OH 44114

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700, Columbus, Ohio 43215

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

☐immediately upon filing pursuant to paragraph (b)

☒ on May 25, 2021 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Parts A, B and C filed in Post-Effective Amendment No. 472 to the Registration Statement of Mutual Fund Series Trust on behalf of AlphaCentric Strategic Income Fund as filed with the Securities and Exchange Commission pursuant to Rule 485(a) under the Securities Act of 1933 on February 12, 2021 (Accession Number 0001580642-21-000669), are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until May 25, 2021.

SIGNATURES

Pursuant to the requirements of the Securities Act and Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, in the State of Ohio, on the 12th day of May, 2021.

Mutual Fund Series Trust

By:	/s/ JoAnn M. Strasser

JoAnn M. Strasser

Attorney-in-Fact

Mutual Fund Series Trust

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated and on the date indicated.

Mutual Fund Series Trust

Dr. Bert Pariser*, Trustee

Tobias Caldwell*, Trustee

Jerry Szilagyi*, Trustee/President/Principal Executive Officer

Erik Naviloff*, Treasurer/Principal Financial Officer and Accounting Officer

Tiberiu Weisz*, Trustee

By: /s/ JoAnn M. Strasser

JoAnn M. Strasser

Attorney-in-Fact

May 12, 2021